Cash and Restricted Cash	12 Months Ended
Dec. 31, 2022
Cash and Restricted Cash
Cash and Restricted Cash
Note 7: Cash and restricted cash

	At December 31 2022	At December 31 2021
Cash	$10,309	$3,259
Restricted cash	144	130
	$10,453	$3,389

Restricted cash includes an amount of $75 (December 31, 2021 – $75) in connection with an irrevocable standby letter of credit in favor of Kitikmeot Inuit Association in connection with the Company’s Committee Bay project. Restricted cash is classified as a non-current asset and is not available for use within one year of the date of the consolidated statements of financial position.